Per share amounts - Disclosure of Detailed Information about Net Loss Basic and Diluted (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net loss - basic and diluted	$ (771.7)	$ (788.3)